GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2023
Schedule Of General And Administrative Expenses
	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Salaries and benefits	$291	$364	$686	$802
Office and miscellaneous	425	420	617	594
Management and consulting fees	97	119	203	235
Investor relations	86	98	167	150
Travel and promotion	39	36	93	46
Professional fees	464	204	703	412
Directors fees	45	45	89	86
Regulatory and compliance fees	53	33	91	80
Depreciation	35	37	70	67
	$1,535	$1,356	$2,719	$2,472